Future Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	$ 41
2016	41
2017	41
2018	42
2019	42
Years 2020 - 2024	222
Sponsor contributions	2	$ 5
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	1
Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	15
2016	15
2017	16
2018	17
2019	17
Years 2020 - 2024	101
Sponsor contributions	43	$ 33
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	16
Continuing Operations [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Sponsor contributions	2
Continuing Operations [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Sponsor contributions	$ 16